UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23171

NB Crossroads Private Markets Fund IV (TI) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

NB Crossroads Private Markets Fund IV (TI) - Client LLC

c/o Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2017, was 61.84%. The Fund has included the Company’s schedule of investments as of December 31, 2017, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2018.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2017 (Unaudited)

Investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (24.15%)
Carlyle Partners VII, L.P.	Primary	-	North America	$-
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-11/2017	North America	6,172,441
Charlesbank Equity Fund IX, L.P.	Primary	-	North America	-
CI Capital Investors II, L.P.	Secondary	06/2017-12/2017	North America	338,810
Clayton, Dubilier & Rice Fund X, L.P.	Primary	-	North America	-
CVC Capital Partners VII, L.P.	Primary	-	Europe	-
EQT Mid Market Europe, L.P.	Primary	08/2017-12/2017	Europe	1,966,517
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-11/2017	Europe	3,293,634
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,202,171
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2017	North America	-
Summit Partners Europe Private Equity Fund II, L.P.	Primary	-	Europe	-
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2017	North America	453,149
				14,426,722
Buyout/Growth Co-Investments (62.93%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,400,000
ByLight InvestCo LP	Co-investment	05/2017	North America	1,018,397
Cortefiel Co-Invest SCSp	Co-investment	10/2017	Europe	1,440,600
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017	Asia	1,073,569
Gorilla Aggregator L.P.	Co-investment	10/2017	North America	3,300,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	3,367,044
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,043,916
MHS Acquisition Holdings, LLC	Co-investment	03/2017-08/2017	North America	975,313
MND Holdings I Corp	Co-investment	07/2017	North America	1,750,000
NB Arch LP	Co-investment	09/2017	North America	3,300,000
NB Excelitas LP	Co-investment	11/2017	North America	3,300,000
NB WM Co-Invest LP	Co-investment	09/2017	North America	3,080,000
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-12/2017	North America	2,550,000
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,300,000
VSC RST Holdco, L.P.	Co-investment	08/2017	North America	2,812,093
WR Environmental Aggregator LLC	Co-investment	04/2017	North America	880,000
				37,590,932
Special Situations (0.00%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	-
Sycamore Partners III, L.P.	Primary	-	North America	-
				-
Venture Capital (4.55%)
Alsop Louie Capital IV L.P.	Primary	11/2017	North America	720,418
Canaan XI L.P.	Primary	-	North America	-
DFJ Growth III, L.P.	Primary	05/2017-12/2017	North America	797,488
Hosen Capital Fund III, L.P.	Primary	04/2017-12/2017	Asia	1,029,997
Menlo Ventures XIV, L.P.	Primary	10/2017	North America	168,750
				2,716,653

Total Investments in Portfolio Funds (cost $53,683,863) (91.63%)				54,734,307
Other Assets & Liabilities (Net) (8.37%)				4,996,772
Members' Equity - Net Assets (100.00%)				$59,731,079

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2017 aggregated $53,683,863. Total fair value of illiquid and restricted securities at December 31, 2017 was $54,734,307 or 91.63% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of December 31, 2017, Investments valued using the practical expedient with a fair value of $54,734,307 are excluded from the fair value hierarchy.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2017 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

By:          /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date: March 1, 2018

By:          /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: March 1, 2018